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January 23, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attention: Document Control - EDGAR

RE:   Rule 24f-2 Notice for
      IDS Equity Select Fund, Inc.
      SEC File No. 2-13188/811-772

Commissioners:

[i]   In accordance with the provisions of
      Rule 24f-2, IDS Equity Select Fund, Inc.
      hereby files its Rule 24f-2 Notice for
      the fiscal year ended November 30, 1995
      ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.*               $248,939,731

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.**        $          0

[iv]  Amount of securities sold during the
      fiscal year.***                                ($ 15,676,337)

[v]   Amount of securities sold pursuant to 24f-2.     $          0

[vi]  Fee     $0     X     2900          equals        $       0.00

  *   21,043,088 shares X $11.83 on January 17, 1996
 **       0      shares X $11.83 on January 17, 1996
***   Sales of $63,333,534 minus redemptions of $79,009,871

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Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS EQUITY SELECT FUND, INC.



Leslie L. Ogg
Vice President, General Counsel and Secretary

LLO/TM/rjf

Enclosures